                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST  3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA INCOME STOCK FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48490-0610                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
April 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             COMMON STOCKS (97.8%)

             CONSUMER DISCRETIONARY (7.5%)
             -----------------------------
             ADVERTISING (0.1%)
    23,900   Clear Channel Outdoor Holdings, Inc. "A"*               $       277
    14,200   Lamar Advertising Co. "A"*                                      528
                                                                     -----------
                                                                             805
                                                                     -----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
     7,600   Coach, Inc.                                                     317
    14,700   Columbia Sportswear Co.                                         817
    42,600   Jones Apparel Group, Inc.                                       927
                                                                     -----------
                                                                           2,061
                                                                     -----------
             APPAREL RETAIL (1.0%)
    29,200   AnnTaylor Stores Corp.*                                         634
   297,367   TJX Companies, Inc.                                          13,780
                                                                     -----------
                                                                          14,414
                                                                     -----------
             AUTO PARTS & EQUIPMENT (0.2%)
    32,700   Autoliv, Inc.*                                                1,791
    19,000   Johnson Controls, Inc.                                          638
                                                                     -----------
                                                                           2,429
                                                                     -----------
             AUTOMOTIVE RETAIL (0.1%)
    33,300   AutoNation, Inc.*(a)                                            673
                                                                     -----------
             BROADCASTING (0.2%)
   210,200   CBS Corp. "B"                                                 3,407
                                                                     -----------
             CABLE & SATELLITE (1.2%)
    12,100   Cablevision Systems Corp. "A"                                   332
   774,450   Comcast Corp. "A"                                            14,598
    42,500   DISH Network Corp. "A"                                          941
     9,800   Liberty Global, Inc. "A"*                                       269
    96,400   Virgin Media, Inc.                                            1,696
                                                                     -----------
                                                                          17,836
                                                                     -----------
             CASINOS & GAMING (0.8%)
   528,300   International Game Technology                                11,136
    15,500   Penn National Gaming, Inc.*                                     480
                                                                     -----------
                                                                          11,616
                                                                     -----------
             CATALOG RETAIL (0.2%)
   138,800   Liberty Media Corp. Interactive "A"*                          2,133
                                                                     -----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    24,200   RadioShack Corp.                                                522
    36,300   Rent-A-Center, Inc.*                                            937
                                                                     -----------
                                                                           1,459
                                                                     -----------
             DEPARTMENT STORES (0.3%)
     6,600   Dillard's, Inc. "A"                                             185
    46,900   J.C. Penney Co., Inc.                                         1,368

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                                                   Portfolio of Investments |  1

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    72,100   Macy's, Inc.                                            $     1,673
    13,300   Sears Holdings Corp.*(a)                                      1,609
                                                                     -----------
                                                                           4,835
                                                                     -----------
             DISTRIBUTORS (0.5%)
   156,750   Genuine Parts Co.                                             6,709
                                                                     -----------
             FOOTWEAR (0.0%)
     1,100   NIKE, Inc. "B"                                                   83
                                                                     -----------
             GENERAL MERCHANDISE STORES (0.0%)
     7,200   Target Corp.                                                    409
                                                                     -----------
             HOME FURNISHINGS (0.1%)
    19,800   Mohawk Industries, Inc.*                                      1,262
                                                                     -----------
             HOME IMPROVEMENT RETAIL (0.6%)
   156,000   Home Depot, Inc.                                              5,499
   138,200   Lowe's Companies, Inc.                                        3,748
                                                                     -----------
                                                                           9,247
                                                                     -----------
             HOMEBUILDING (0.0%)
       170   NVR, Inc.*                                                      122
                                                                     -----------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)
     5,900   Starwood Hotels & Resorts Worldwide, Inc.                       322
                                                                     -----------
             HOUSEHOLD APPLIANCES (0.2%)
    13,597   Stanley Black & Decker, Inc.                                    845
    23,300   Whirlpool Corp.                                               2,537
                                                                     -----------
                                                                           3,382
                                                                     -----------
             HOUSEWARES & SPECIALTIES (0.2%)
    17,200   Fortune Brands, Inc.                                            902
    26,200   Jarden Corp.                                                    841
    24,600   Newell Rubbermaid, Inc.                                         420
                                                                     -----------
                                                                           2,163
                                                                     -----------
             LEISURE FACILITIES (0.0%)
     2,300   Vail Resorts, Inc.*                                             105
                                                                     -----------
             MOTORCYCLE MANUFACTURERS (0.2%)
    64,100   Harley-Davidson, Inc.                                         2,168
                                                                     -----------
             MOVIES & ENTERTAINMENT (1.0%)
    26,100   DreamWorks Animation SKG, Inc. "A"*                           1,036
    30,800   Liberty Media Corp. - Capital "A"*                            1,363
   374,000   News Corp. "A"                                                5,767
    87,300   Viacom, Inc. "B"*                                             3,084
    77,000   Walt Disney Co.                                               2,837
                                                                     -----------
                                                                          14,087
                                                                     -----------
             PUBLISHING (0.2%)
   103,000   Gannett Co., Inc.                                             1,753
    18,100   Meredith Corp.                                                  650
    35,500   New York Times Co. "A"*                                         352
       664   Washington Post Co. "B"                                         337
                                                                     -----------
                                                                           3,092
                                                                     -----------
             RESTAURANTS (0.1%)
    19,700   McDonald's Corp.                                              1,391
                                                                     -----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    75,800   Service Corp. International                                     681
    23,000   Weight Watchers International, Inc.                             611
                                                                     -----------
                                                                           1,292
                                                                     -----------

================================================================================

2  | USAA Income Stock Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SPECIALTY STORES (0.0%)
    14,400   Office Depot, Inc.*                                     $        99
                                                                     -----------
             Total Consumer Discretionary                                107,601
                                                                     -----------
             CONSUMER STAPLES (5.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    17,900   Bunge Ltd.                                                      948
                                                                     -----------
             DRUG RETAIL (0.6%)
   240,400   Walgreen Co.                                                  8,450
                                                                     -----------
             FOOD RETAIL (0.2%)
    58,900   Safeway, Inc.                                                 1,390
   124,642   SUPERVALU, Inc.                                               1,857
                                                                     -----------
                                                                           3,247
                                                                     -----------
             HOUSEHOLD PRODUCTS (1.5%)
   152,050   Colgate-Palmolive Co.                                        12,787
    17,600   Kimberly-Clark Corp.                                          1,078
   133,200   Procter & Gamble Co.                                          8,280
                                                                     -----------
                                                                          22,145
                                                                     -----------
             HYPERMARKETS & SUPER CENTERS (0.9%)
   227,900   Wal-Mart Stores, Inc.                                        12,227
                                                                     -----------
             PACKAGED FOODS & MEAT (0.5%)
    33,600   Del Monte Foods Co.                                             502
    31,000   General Mills, Inc.                                           2,207
   136,079   Kraft Foods, Inc. "A"                                         4,028
    55,700   Tyson Foods, Inc. "A"                                         1,091
                                                                     -----------
                                                                           7,828
                                                                     -----------
             SOFT DRINKS (1.3%)
   217,600   Coca-Cola Co.                                                11,631
   116,500   PepsiCo, Inc.                                                 7,598
                                                                     -----------
                                                                          19,229
                                                                     -----------
             TOBACCO (0.7%)
   117,000   Altria Group, Inc.                                            2,479
   146,300   Philip Morris International, Inc.                             7,180
                                                                     -----------
                                                                           9,659
                                                                     -----------
             Total Consumer Staples                                       83,733
                                                                     -----------
             ENERGY (14.7%)
             --------------
             COAL & CONSUMABLE FUELS (0.0%)
    25,700   Arch Coal, Inc.                                                 694
                                                                     -----------
             INTEGRATED OIL & GAS (10.1%)
   191,401   Chevron Corp.                                                15,588
   627,714   ConocoPhillips                                               37,154
 1,059,500   Exxon Mobil Corp.                                            71,887
    82,300   Marathon Oil Corp.                                            2,646
    17,300   Murphy Oil Corp.                                              1,040
   182,458   Occidental Petroleum Corp.                                   16,177
                                                                     -----------
                                                                         144,492
                                                                     -----------
             OIL & GAS DRILLING (0.3%)
    85,600   Nabors Industries Ltd.*                                       1,846
    19,600   Patterson-UTI Energy, Inc.                                      300
    13,000   Rowan Companies, Inc.*                                          388
    22,800   Unit Corp.*                                                   1,089
                                                                     -----------
                                                                           3,623
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  3

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             OIL & GAS EQUIPMENT & SERVICES (2.2%)
    56,443   Baker Hughes, Inc.                                      $     2,809
   127,035   Cameron International Corp.*                                  5,013
    19,600   Global Industries Ltd.*                                         131
    90,300   Halliburton Co.                                               2,768
    32,000   Helix Energy Solutions Group, Inc.*                             466
   256,100   National-Oilwell Varco, Inc.                                 11,276
    26,200   Oil States International, Inc.*                               1,266
    34,300   Superior Energy Services, Inc.*                                 928
    21,000   Tidewater, Inc.                                               1,126
   348,950   Weatherford International Ltd.                                6,319
                                                                     -----------
                                                                          32,102
                                                                     -----------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
   192,700   Anadarko Petroleum Corp.                                     11,978
     3,920   Apache Corp.                                                    399
    62,900   Chesapeake Energy Corp.                                       1,497
    17,600   Cimarex Energy Co.                                            1,198
    31,600   Denbury Resources, Inc.*                                        605
    25,800   Newfield Exploration Co.*                                     1,501
    14,300   Noble Energy, Inc.                                            1,093
    24,400   Pioneer Natural Resources Co.                                 1,565
    59,000   SandRidge Energy, Inc.*(a)                                      443
     9,600   Whiting Petroleum Corp.*                                        867
     3,900   XTO Energy, Inc.                                                186
                                                                     -----------
                                                                          21,332
                                                                     -----------
             OIL & GAS REFINING & MARKETING (0.4%)
    58,000   Sunoco, Inc.                                                  1,901
   194,300   Valero Energy Corp.                                           4,040
                                                                     -----------
                                                                           5,941
                                                                     -----------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    31,400   Frontline Ltd. (a)                                            1,146
    10,600   Overseas Shipholding Group, Inc.                                531
    51,300   Williams Companies, Inc.                                      1,211
                                                                     -----------
                                                                           2,888
                                                                     -----------
             Total Energy                                                211,072
                                                                     -----------
             FINANCIALS (18.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.8%)
    64,700   American Capital Ltd.*                                          397
   383,250   Ameriprise Financial, Inc.                                   17,767
   427,200   Bank of New York Mellon Corp.                                13,299
     4,750   BlackRock, Inc. "A"                                             874
   177,500   Franklin Resources, Inc.                                     20,526
    43,700   Invesco Ltd. ADR                                              1,005
    24,700   Legg Mason, Inc.                                                783
                                                                     -----------
                                                                          54,651
                                                                     -----------
             CONSUMER FINANCE (0.7%)
   184,300   American Express Co.                                          8,500
    11,400   Capital One Financial Corp.                                     495
    55,700   Discover Financial Services                                     861
     1,600   Student Loan Corp.                                               45
                                                                     -----------
                                                                           9,901
                                                                     -----------
             DIVERSIFIED BANKS (0.3%)
    25,600   Comerica, Inc.                                                1,075
    76,200   U.S. Bancorp                                                  2,040
    11,600   Wells Fargo & Co.                                               384
                                                                     -----------
                                                                           3,499
                                                                     -----------

================================================================================

4  | USAA Income Stock Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             INVESTMENT BANKING & BROKERAGE (1.5%)
    79,920   Goldman Sachs Group, Inc.                               $    11,604
    97,900   Morgan Stanley                                                2,958
    16,500   Raymond James Financial, Inc.                                   506
   328,100   TD Ameritrade Holding Corp.*                                  6,569
                                                                     -----------
                                                                          21,637
                                                                     -----------
             LIFE & HEALTH INSURANCE (2.8%)
   393,500   MetLife, Inc.                                                17,936
    44,400   Protective Life Corp.                                         1,069
   270,250   Prudential Financial, Inc.                                   17,177
    26,400   StanCorp Financial Group, Inc.                                1,187
    33,900   Torchmark Corp.                                               1,815
    52,600   Unum Group                                                    1,287
                                                                     -----------
                                                                          40,471
                                                                     -----------
             MULTI-LINE INSURANCE (0.5%)
    49,400   American Financial Group, Inc.                                1,454
     3,400   American National Insurance Co.                                 375
    44,000   Assurant, Inc.                                                1,603
    48,800   Hartford Financial Services Group, Inc.                       1,394
    40,100   HCC Insurance Holdings, Inc.                                  1,090
    17,100   Loews Corp.                                                     637
     8,800   Unitrin, Inc.                                                   257
                                                                     -----------
                                                                           6,810
                                                                     -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   871,738   Bank of America Corp.                                        15,543
    18,700   JPMorgan Chase & Co.                                            796
                                                                     -----------
                                                                          16,339
                                                                     -----------
             PROPERTY & CASUALTY INSURANCE (1.9%)
    20,300   Allied World Assurance Co. Holdings Ltd.                        884
   150,600   Allstate Corp.                                                4,920
    26,300   Aspen Insurance Holdings Ltd.                                   710
     2,500   Axis Capital Holdings Ltd.                                       78
    65,300   Chubb Corp.                                                   3,452
     4,500   CNA Financial Corp.*                                            127
    29,000   First American Corp.                                          1,002
     7,300   Mercury General Corp.                                           328
     6,175   Old Republic International Corp.                                 93
    13,200   ProAssurance Corp.*                                             805
    33,600   Progressive Corp.                                               675
   253,550   Travelers Companies, Inc.                                    12,865
     3,000   W.R. Berkley Corp.                                               81
       680   White Mountains Insurance Group Ltd.                            234
    42,800   XL Capital Ltd. "A"                                             762
    11,600   Zenith National Insurance Corp.                                 439
                                                                     -----------
                                                                          27,455
                                                                     -----------
             REAL ESTATE SERVICES (0.1%)
     8,300   Jones Lang LaSalle, Inc.                                        655
                                                                     -----------
             REGIONAL BANKS (0.7%)
    55,900   Associated Banc Corp.                                           812
       300   BancorpSouth, Inc.                                                7
    40,100   BB&T Corp.                                                    1,333
    31,500   Fulton Financial Corp.                                          331
    11,900   International Bancshares Corp.                                  288
     8,200   M&T Bank Corp. (a)                                              716
    99,500   Marshall & Ilsley Corp.                                         905
    39,900   PNC Financial Services Group, Inc.                            2,682
    33,700   SunTrust Banks, Inc.                                            997
     1,700   SVB Financial Group*                                             84
    50,100   TCF Financial Corp.                                             933

================================================================================

                                                   Portfolio of Investments |  5

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

     6,900   Trustmark Corp.                                         $       169
    27,700   Webster Financial Corp.                                         574
    30,800   Wilmington Trust Corp.                                          534
                                                                     -----------
                                                                          10,365
                                                                     -----------
             REINSURANCE (1.2%)
    21,200   Arch Capital Group Ltd.*                                      1,602
   150,750   Everest Reinsurance Group Ltd.                               11,555
    19,300   PartnerRe Ltd.                                                1,497
    18,400   Reinsurance Group of America, Inc. "A"                          950
    15,900   RenaissanceRe Holdings Ltd.                                     890
    24,300   Transatlantic Holdings, Inc.                                  1,209
                                                                     -----------
                                                                          17,703
                                                                     -----------
             REITs - DIVERSIFIED (0.2%)
    25,700   Vornado Realty Trust                                          2,143
                                                                     -----------
             REITs - INDUSTRIAL (0.2%)
    39,000   AMB Property Corp.                                            1,086
   110,000   ProLogis                                                      1,449
                                                                     -----------
                                                                           2,535
                                                                     -----------
             REITs - OFFICE (0.2%)
     1,170   Alexandria Real Estate Equities, Inc.                            83
    19,800   Boston Properties, Inc.                                       1,561
    48,600   Brandywine Realty Trust                                         619
    69,100   Douglas Emmett, Inc.                                          1,157
                                                                     -----------
                                                                           3,420
                                                                     -----------
             REITs - RESIDENTIAL (0.5%)
    29,000   Apartment Investment & Management Co. "A"                       650
    14,600   AvalonBay Communities, Inc.                                   1,519
    20,100   BRE Properties, Inc.                                            839
    22,000   Camden Property Trust                                         1,065
    43,200   Equity Residential Properties Trust                           1,956
     5,200   Essex Property Trust, Inc.                                      550
    54,400   UDR, Inc.                                                     1,105
                                                                     -----------
                                                                           7,684
                                                                     -----------
             REITs - RETAIL (0.4%)
   101,663   CBL & Associates Properties, Inc.                             1,484
   114,700   Developers Diversified Realty Corp.                           1,410
    51,900   Kimco Realty Corp.                                              809
     4,600   Simon Property Group, Inc.                                      409
    26,500   Taubman Centers, Inc.                                         1,149
    19,100   Weingarten Realty Investors                                     442
                                                                     -----------
                                                                           5,703
                                                                     -----------
             REITs - SPECIALIZED (1.2%)
    53,100   Hospitality Properties Trust                                  1,406
   321,950   Ventas, Inc.                                                 15,206
                                                                     -----------
                                                                          16,612
                                                                     -----------
             SPECIALIZED FINANCE (0.9%)
     1,400   CME Group, Inc.                                                 460
   374,850   NYSE Euronext                                                12,231
     6,200   PHH Corp.*                                                      141
                                                                     -----------
                                                                          12,832
                                                                     -----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
    29,900   Astoria Financial Corp.                                         482
   208,850   Hudson City Bancorp, Inc.                                     2,778
    19,500   New York Community Bancorp, Inc.                                321
    17,100   TFS Financial Corp.                                             242

================================================================================

6  | USAA Income Stock Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    12,600   Washington Federal, Inc.                                $       259
                                                                     -----------
                                                                           4,082
                                                                     -----------
             Total Financials                                            264,497
                                                                     -----------
             HEALTH CARE (15.6%)
             -------------------
             BIOTECHNOLOGY (0.3%)
    74,800   Amgen, Inc.*                                                  4,290
                                                                     -----------
             HEALTH CARE DISTRIBUTORS (0.9%)
    18,300   AmerisourceBergen Corp.                                         565
   152,600   Cardinal Health, Inc.                                         5,294
   105,500   McKesson Corp.                                                6,837
                                                                     -----------
                                                                          12,696
                                                                     -----------
             HEALTH CARE EQUIPMENT (0.7%)
    68,400   Medtronic, Inc.                                               2,988
   112,700   Zimmer Holdings, Inc.*                                        6,865
                                                                     -----------
                                                                           9,853
                                                                     -----------
             HEALTH CARE FACILITIES (0.0%)
     2,400   LifePoint Hospitals, Inc.*                                       92
                                                                     -----------
             HEALTH CARE SERVICES (1.9%)
   241,450   DaVita, Inc.                                                 15,074
   163,700   Laboratory Corp. of America Holdings                         12,862
                                                                     -----------
                                                                          27,936
                                                                     -----------
             HEALTH CARE SUPPLIES (0.0%)
     4,900   Cooper Companies, Inc.                                          190
                                                                     -----------
             LIFE SCIENCES TOOLS & SERVICES (1.2%)
   303,250   Thermo Fisher Scientific, Inc.*                              16,764
                                                                     -----------
             MANAGED HEALTH CARE (4.0%)
   416,650   Aetna, Inc.                                                  12,312
    90,300   CIGNA Corp.                                                   2,895
    18,100   Coventry Health Care, Inc.*                                     430
    47,300   Health Net, Inc.*                                             1,041
    22,100   Humana, Inc.*                                                 1,010
   875,245   UnitedHealth Group, Inc.                                     26,529
   255,969   WellPoint, Inc.*                                             13,771
                                                                     -----------
                                                                          57,988
                                                                     -----------
             PHARMACEUTICALS (6.6%)
   294,500   Abbott Laboratories                                          15,067
    65,300   Bristol-Myers Squibb Co.                                      1,651
   193,900   Eli Lilly and Co.                                             6,781
    32,400   Endo Pharmaceuticals Holdings, Inc.*                            709
   185,400   Forest Laboratories, Inc.*                                    5,054
   306,000   Johnson & Johnson                                            19,676
    29,800   King Pharmaceuticals, Inc.*                                     292
   261,200   Merck & Co., Inc.                                             9,152
 2,129,102   Pfizer, Inc.                                                 35,599
                                                                     -----------
                                                                          93,981
                                                                     -----------
             Total Health Care                                           223,790
                                                                     -----------
             INDUSTRIALS (8.6%)
             ------------------
             AEROSPACE & DEFENSE (3.4%)
    59,850   Alliant Techsystems, Inc.*                                    4,842
   250,400   Boeing Co.                                                   18,136
   115,500   General Dynamics Corp.                                        8,820
     6,500   ITT Corp.                                                       361
    28,000   L-3 Communications Holdings, Inc.                             2,620
    10,900   Northrop Grumman Corp.                                          739

================================================================================

                                                   Portfolio of Investments |  7

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   163,700   Rockwell Collins, Inc.                                  $    10,641
    39,900   United Technologies Corp.                                     2,991
                                                                     -----------
                                                                          49,150
                                                                     -----------
             AIR FREIGHT & LOGISTICS (0.2%)
    33,000   FedEx Corp.                                                   2,970
     1,200   United Parcel Service, Inc. "B"                                  83
                                                                     -----------
                                                                           3,053
                                                                     -----------
             COMMERCIAL PRINTING (0.1%)
    74,400   R.R. Donnelley & Sons Co.                                     1,599
                                                                     -----------
             CONSTRUCTION & ENGINEERING (0.1%)
    32,100   KBR, Inc.                                                       709
                                                                     -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
    26,200   Caterpillar, Inc.                                             1,784
     9,600   Cummins, Inc.                                                   693
   209,050   Deere & Co.                                                  12,505
    61,800   Manitowoc Co., Inc.                                             866
    22,800   Oshkosh Corp.*                                                  881
    43,100   Terex Corp.*                                                  1,143
    36,100   Trinity Industries, Inc.                                        899
                                                                     -----------
                                                                          18,771
                                                                     -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     7,300   General Cable Corp.*                                            208
    11,100   Rockwell Automation, Inc.                                       674
                                                                     -----------
                                                                             882
                                                                     -----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
   419,750   Waste Management, Inc.                                       14,557
                                                                     -----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    27,200   Manpower, Inc.                                                1,526
                                                                     -----------
             INDUSTRIAL CONGLOMERATES (0.5%)
    38,300   3M Co.                                                        3,396
   152,500   General Electric Co.                                          2,876
    57,600   Textron, Inc.                                                 1,316
                                                                     -----------
                                                                           7,588
                                                                     -----------
             INDUSTRIAL MACHINERY (1.3%)
   159,350   Danaher Corp.                                                13,430
    12,100   Eaton Corp.                                                     934
    18,300   Gardner Denver, Inc.                                            920
    30,900   Illinois Tool Works, Inc.                                     1,579
    12,400   Parker-Hannifin Corp.                                           858
     5,790   SPX Corp.                                                       405
    25,400   Timken Co.                                                      893
                                                                     -----------
                                                                          19,019
                                                                     -----------
             OFFICE SERVICES & SUPPLIES (0.1%)
    53,600   Pitney Bowes, Inc.                                            1,361
    25,300   Steelcase, Inc. "A"                                             208
     1,300   United Stationers, Inc.*                                         80
                                                                     -----------
                                                                           1,649
                                                                     -----------
             RAILROADS (0.2%)
    45,000   CSX Corp.                                                     2,522
     8,400   Norfolk Southern Corp.                                          498
                                                                     -----------
                                                                           3,020
                                                                     -----------
             SECURITY & ALARM SERVICES (0.0%)
     4,000   Corrections Corp. of America*                                    83
                                                                     -----------

================================================================================

8  | USAA Income Stock Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    46,400   United Rentals, Inc.*                                   $       666
                                                                     -----------
             TRUCKING (0.1%)
    12,400   Ryder System, Inc.                                              577
                                                                     -----------
             Total Industrials                                           122,849
                                                                     -----------
             INFORMATION TECHNOLOGY (19.2%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (1.4%)
   383,100   Cisco Systems, Inc.*                                         10,313
    14,800   CommScope, Inc.*                                                482
   321,700   Motorola, Inc.*                                               2,275
   173,600   QUALCOMM, Inc.                                                6,725
    67,200   Tellabs, Inc.                                                   610
                                                                     -----------
                                                                          20,405
                                                                     -----------
             COMPUTER HARDWARE (3.0%)
    98,230   Apple, Inc.*                                                 25,650
   598,800   Dell, Inc.*                                                   9,688
    66,000   Hewlett-Packard Co.                                           3,430
    32,140   International Business Machines Corp.                         4,146
                                                                     -----------
                                                                          42,914
                                                                     -----------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
   109,700   EMC Corp.*                                                    2,086
    45,500   Lexmark International, Inc. "A"*                              1,686
    32,400   Western Digital Corp.*                                        1,331
                                                                     -----------
                                                                           5,103
                                                                     -----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.8%)
   207,850   Automatic Data Processing, Inc.                               9,013
   194,250   Fiserv, Inc.*                                                 9,924
   236,300   Visa, Inc. "A"                                               21,321
                                                                     -----------
                                                                          40,258
                                                                     -----------
             ELECTRONIC COMPONENTS (0.9%)
   681,200   Corning, Inc.                                                13,113
                                                                     -----------
             HOME ENTERTAINMENT SOFTWARE (0.4%)
   322,750   Electronic Arts, Inc.*                                        6,252
                                                                     -----------
             INTERNET SOFTWARE & SERVICES (2.7%)
   638,100   eBay, Inc.*                                                  15,193
    27,270   Google, Inc. "A"*                                            14,329
    75,700   Time Warner, Inc.                                             2,504
   367,650   Yahoo!, Inc.*                                                 6,077
                                                                     -----------
                                                                          38,103
                                                                     -----------
             OFFICE ELECTRONICS (0.1%)
   120,300   Xerox Corp.                                                   1,311
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT (0.4%)
    19,800   KLA-Tencor Corp.                                                675
   371,250   MEMC Electronic Materials, Inc.*                              4,815
                                                                     -----------
                                                                           5,490
                                                                     -----------
             SEMICONDUCTORS (1.0%)
    26,100   Fairchild Semiconductor International, Inc.*                    292
   107,300   LSI Corp.*                                                      646
    17,100   Micron Technology, Inc.*                                        160
    34,900   PMC-Sierra, Inc.*                                               309
   487,000   Texas Instruments, Inc.                                      12,667
                                                                     -----------
                                                                          14,074
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  9

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SYSTEMS SOFTWARE (5.8%)
 1,640,050   Microsoft Corp.                                         $    50,087
 1,281,950   Oracle Corp.                                                 33,126
                                                                     -----------
                                                                          83,213
                                                                     -----------
             TECHNOLOGY DISTRIBUTORS (0.3%)
     4,800   Anixter International, Inc.*                                    251
   120,300   Ingram Micro, Inc. "A"*                                       2,185
    47,100   Tech Data Corp.*                                              2,021
                                                                     -----------
                                                                           4,457
                                                                     -----------
             Total Information Technology                                274,693
                                                                     -----------
             MATERIALS (3.9%)
             ----------------
             ALUMINUM (0.0%)
    48,800   Alcoa, Inc.                                                     656
                                                                     -----------
             COMMODITY CHEMICALS (0.0%)
    16,600   Westlake Chemical Corp.                                         466
                                                                     -----------
             DIVERSIFIED CHEMICALS (1.7%)
    20,400   Ashland, Inc.                                                 1,215
    16,800   Cabot Corp.                                                     547
   270,600   Dow Chemical Co.                                              8,343
   296,900   E.I. du Pont de Nemours & Co.                                11,829
    21,600   Eastman Chemical Co.                                          1,445
    68,900   Huntsman Corp.                                                  786
                                                                     -----------
                                                                          24,165
                                                                     -----------
             DIVERSIFIED METALS & MINING (0.2%)
    22,100   Freeport-McMoRan Copper & Gold, Inc.                          1,669
    54,200   Titanium Metals Corp.*                                          836
                                                                     -----------
                                                                           2,505
                                                                     -----------
             INDUSTRIAL GASES (1.2%)
   200,900   Praxair, Inc.                                                16,829
                                                                     -----------
             PAPER PACKAGING (0.1%)
    33,400   Temple-Inland, Inc.                                             779
                                                                     -----------
             PAPER PRODUCTS (0.2%)
    76,700   International Paper Co.                                       2,051
    49,900   MeadWestvaco Corp.                                            1,356
                                                                     -----------
                                                                           3,407
                                                                     -----------
             SPECIALTY CHEMICALS (0.1%)
     8,500   Albemarle Corp.                                                 388
    21,800   Cytec Industries, Inc.                                        1,048
    13,900   Rockwood Holdings, Inc.*                                        416
                                                                     -----------
                                                                           1,852
                                                                     -----------
             STEEL (0.4%)
    20,900   Allegheny Technologies, Inc.                                  1,117
    19,400   Carpenter Technology Corp.                                      762
    55,800   Commercial Metals Co.                                           830
    25,600   Reliance Steel & Aluminum Co.                                 1,250
    27,500   Steel Dynamics, Inc.                                            432
    18,770   United States Steel Corp.                                     1,026
                                                                     -----------
                                                                           5,417
                                                                     -----------
             Total Materials                                              56,076
                                                                     -----------
             TELECOMMUNICATION SERVICES (1.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
   408,195   AT&T, Inc.                                                   10,637

================================================================================

10  | USAA Income Stock Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    23,600   CenturyTel, Inc.                                        $       805
 1,110,943   Qwest Communications International, Inc.                      5,810
   185,588   Verizon Communications, Inc.                                  5,362
                                                                     -----------
                                                                          22,614
                                                                     -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    26,700   NII Holdings, Inc. "B"*                                       1,133
    19,200   Telephone & Data Systems, Inc.                                  666
     6,900   U.S. Cellular Corp.*                                            290
                                                                     -----------
                                                                           2,089
                                                                     -----------
             Total Telecommunication Services                             24,703
                                                                     -----------
             UTILITIES (2.3%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
    67,500   Entergy Corp.                                                 5,487
    29,400   Exelon Corp.                                                  1,282
                                                                     -----------
                                                                           6,769
                                                                     -----------
             GAS UTILITIES (0.2%)
    18,200   Energen Corp.                                                   889
     6,700   National Fuel Gas Co.                                           349
    12,600   ONEOK, Inc.                                                     619
    18,000   Questar Corp.                                                   863
                                                                     -----------
                                                                           2,720
                                                                     -----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    61,300   Mirant Corp.*                                                   715
    33,400   NRG Energy, Inc.*                                               807
    21,400   RRI Energy, Inc.*                                                87
                                                                     -----------
                                                                           1,609
                                                                     -----------
             MULTI-UTILITIES (1.5%)
    21,200   Ameren Corp.                                                    550
    15,300   DTE Energy Co.                                                  737
   212,200   NSTAR                                                         7,767
    24,600   Public Service Enterprise Group, Inc.                           791
   234,300   Wisconsin Energy Corp.                                       12,303
                                                                     -----------
                                                                          22,148
                                                                     -----------
             WATER UTILITIES (0.0%)
    11,800   Aqua America, Inc.                                              216
                                                                     -----------
             Total Utilities                                              33,462
                                                                     -----------
             Total Common Stocks (cost: $1,250,160)                    1,402,476
                                                                     -----------
             MONEY MARKET INSTRUMENTS (2.5%)

             MONEY MARKET FUNDS (2.5%)
36,198,805   State Street Institutional Liquid Reserve Fund,
                0.16% (b)(cost: $36,199)                                  36,199
                                                                     -----------
             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

             MONEY MARKET FUNDS (0.1%)
    12,221   AIM Short-Term Investment Co. Liquid
                Assets Portfolio, 0.15% (b)                                   12
   488,868   BlackRock Liquidity Funds TempFund
                Portfolio, 0.14% (b)                                         489
                                                                     -----------
             Total Money Market Funds                                        501
                                                                     -----------

================================================================================

                                                  Portfolio of Investments |  11

================================================================================

PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)        SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (0.3%)
$    4,300   Deutsche Bank Securities, Inc., 0.19%,
               acquired on 4/30/2010 and due 5/03/2010
               at $4,300 (collateralized by $4,118 of U.S.
               Treasury, 3.38%, due 6/30/2013; market
               value $4,386)                                         $     4,300
                                                                     -----------
             Total Short-term Investments Purchased With
               Cash Collateral From Securities Loaned
               (cost: $4,801)                                              4,801
                                                                     -----------
             TOTAL INVESTMENTS (COST: $1,291,160)                    $ 1,443,476
                                                                     ===========

                                                         VALUATION HIERARCHY
($ IN 000s)                                              -------------------
                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                        ASSETS          INPUTS          INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                            $   1,402,476    $        --    $         --    $  1,402,476
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                              36,199             --              --          36,199
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                                 501             --              --             501
  REPURCHASE AGREEMENTS                               --          4,300              --           4,300
-------------------------------------------------------------------------------------------------------
Total                                      $   1,439,176    $     4,300    $         --    $  1,443,476
-------------------------------------------------------------------------------------------------------

================================================================================

12  | USAA Income Stock Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Income
Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares and Income Stock
Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not
to the general public. The Target Funds are managed by USAA Investment
Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the
Fund's foreign securities. If the

================================================================================

                                         Notes to Portfolio of Investments |  13

================================================================================

Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

14  | USAA Income Stock Fund

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $4,447,000.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15,

================================================================================

                                         Notes to Portfolio of Investments |  15

================================================================================

2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $176,335,000 and $24,019,000, respectively, resulting in net unrealized appreciation of $152,316,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,434,133,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR   American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of April 30, 2010.
(b) Rate represents the money market fund annualized seven-day yield at April
    30, 2010.
*   Non-income-producing security. As of April 30, 2010, 82.5% of the Fund's net assets were invested in dividend-paying stocks.

================================================================================

16  | USAA Income Stock Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.